Revenue - Schedule of Customers That Represent 10% or More of the Company's Total Revenue (Details) - SalesRevenueNetMember - CustomerConcentrationRiskMember	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
CustomerAMember
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
CustomerBMember
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
CustomerCMember
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Total customer member
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	10.00%